                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07687
                                  ---------------------------------------------

First American Strategy Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Jonathan P. Lillemoen    800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: September 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN FUNDS., LOGO]

2003
ANNUAL REPORT

ASSET ALLOCATION FUNDS

[GRAPHIC]

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON

JANUARY 29, 1789

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

TABLE OF CONTENTS

Message to Shareholders                    1
Report of Independent Auditors            11
Schedule of Investments                   12
Statements of Assets and Liabilities      14
Statements of Operations                  15
Statements of Changes in Net Assets       16
Financial Highlights                      18
Notes to Financial Statements             22
Notice to Shareholders                    28

[GRAPHIC]

ASSET ALLOCATION FUNDS ARE COMPRISED OF HOLDINGS IN SEVERAL DIFFERENT FIRST AMERICAN FUNDS, WHICH MAY INCLUDE SMALL-CAP, MID-CAP, LARGE-CAP, MONEY MARKET, HIGH-YIELD, INTERNATIONAL, AND/OR SECTOR FUNDS. THE INVESTMENT ADVISOR ALLOCATES AND REALLOCATES THE FUNDS' ASSETS AMONG THE UNDERLYING FIRST AMERICAN FUNDS WITHIN RANGES DESIGNED TO MEET THE INVESTMENT OBJECTIVES. SEE THE FUNDS' PROSPECTUS FOR AN ILLUSTRATION OF THESE RANGES AND SPECIAL RISKS WHICH MAY BE ASSOCIATED WITH THE UNDERLYING FUNDS.

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS November 14, 2003

DEAR SHAREHOLDERS:

We invite you to take a few minutes to review the results of the fiscal year ended September 30, 2003.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website firstamericanfunds.com, we provide quarterly performance fact sheets on all First American funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.


Sincerely,


/s/ Virginia L. Stringer                    /s/ Thomas S. Schreier, Jr.

VIRGINIA L. STRINGER                        THOMAS S. SCHREIER, JR.
CHAIRPERSON OF THE BOARD                    PRESIDENT
FIRST AMERICAN STRATEGY FUNDS, INC.         FIRST AMERICAN STRATEGY FUNDS, INC.

STRATEGY AGGRESSIVE ALLOCATION FUND

Investment Objective: SEEKS A HIGH LEVEL OF CAPITAL GROWTH

First American Strategy Aggressive Allocation Fund Class Y shares returned 21.99% for the fiscal year (Class A shares returned 21.83% at net asset value for the same period). By comparison, the Fund's benchmarks experienced varied performance. The S&P 500 Composite Index* returned 24.40%, while the Lehman U.S. Government/Credit Bond Index* returned 6.51%.

Among market factors impacting performance in fiscal year 2003, the most important was the return of rally conditions in the stock market during the second half of the year. This coincided with the start of the war in Iraq, perhaps as investors acted on expectations of a brief conflict. Since then, the rally has been sustained by more convincing signs of global economic recovery and expectations of improved corporate earnings. Prior to the second half, stocks had followed a strong start to the calendar year with several months of falling prices as concerns about the breadth, strength, and sustainability of the economic recovery were very pronounced. These concerns had helped to push bond yields to a low level during the second half of fiscal year 2002, where they stayed until midway through fiscal year 2003, resulting in positive returns for investment-grade bonds. Volatility in the bond market returned in the second half of fiscal year 2003 as consumer confidence in the equity market rose.

The bond portion of the portfolio buoyed the Fund's performance as stocks were falling early in the fiscal year. In the latter half of the year, performance was boosted by the Fund's majority position in stocks. The broad diversification in the stock portfolio provided participation in the relatively strong returns of smaller domestic stocks; however, the Fund's allocations would have been more productive if they had more strongly emphasized domestic small-cap stocks. Furthermore, the allocation to high-income bonds helped to produce relatively strong returns in the fixed-income portfolio.

Significant allocations to large-cap domestic stocks, mid-cap domestic stocks, and foreign stocks all resulted in strong contribution to the Fund's return, as the underlying investments in those areas achieved strong returns in fiscal year 2003.

The First American International Fund made the largest individual contribution to return, as the Fund's allocation to foreign stocks exceeded 20% of Fund assets on average throughout the fiscal year. First American Equity Index Fund, First American Large Cap Growth Opportunities Fund, First American Large Cap Value Fund, First American Mid Cap Growth Opportunities Fund, and First American Mid Cap Value Fund were all strong contributors as well. First American Real Estate Securities Fund, First American Small Cap Index Fund, First American Small Cap Select Fund, and First American Small Cap Value Fund all reported positive returns for the year yet their impact on the Fund's performance was muted by small allocations.

ANNUALIZED PERFORMANCE(1)  as of September 30, 2003

                                                                                    SINCE INCEPTION(5)
                                                                                 ------------------------
                                                         1 YEAR       5 YEARS       10/1/96     9/24/2001
Class A NAV                                               21.83%           --            --          3.03%

Class A POP                                               15.10%           --            --          0.20%

Class B NAV                                               20.91%           --            --          2.25%

Class B POP                                               15.91%           --            --          0.29%

Class C NAV                                               20.74%           --            --          2.24%

Class C POP                                               18.55%           --            --          1.76%

Class S                                                   21.73%         2.54%         3.80%           --

Class Y                                                   21.99%           --            --          3.22%

S&P 500 Composite Index(3)                                24.40%         1.00%         7.03%        -0.55%

Lehman U.S. Government/Credit Bond Index(4)                6.51%         6.69%         7.96%         7.85%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

                                                         CLASS S        CLASS Y
                                                        ------------------------
First American Strategy Aggressive Allocation Fund      $ 12,984

First American Strategy Aggressive Allocation Fund                      $ 10,660

S&P 500 Composite Index(3)                              $ 16,052        $ 10,264

Lehman U.S. Government/Credit Bond Index(4)             $ 17,035        $ 11,721

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001) and Class Y shares. Performance for Class A, Class B, and Class C is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

STRATEGY GROWTH ALLOCATION FUND

Investment Objective: SEEKS CAPITAL GROWTH WITH A MODERATE LEVEL OF CURRENT
INCOME

First American Strategy Growth Allocation Fund Class Y shares returned 19.38% for the fiscal year (Class A shares returned 19.06% at net asset value for the same period). By comparison, the Fund's benchmarks experienced varied performance. The S&P 500 Composite Index* returned 24.40%, while the Lehman U.S. Government/Credit Bond Index* returned 6.51%.

Among market factors impacting performance in fiscal year 2003, the most important was the return of rally conditions in the stock market during the second half of the year. This coincided with the start of the war in Iraq, perhaps as investors acted on expectations of a brief conflict. Since then, the rally has been sustained by more convincing signs of global economic recovery and expectations of improved corporate earnings. Prior to the second half, stocks had followed a strong start to the calendar year with several months of falling prices as concerns about the breadth, strength, and sustainability of the economic recovery were very pronounced. These concerns had helped to push bond yields to a low level during the second half of fiscal year 2002, where they stayed until midway through fiscal year 2003, resulting in positive returns for investment-grade bonds. Volatility in the bond market returned in the second half of fiscal year 2003 as consumer confidence in the equity market rose.

The bond portion of the portfolio buoyed the Fund's performance as stocks were falling early in the fiscal year. In the latter half of the year, performance was boosted by the Fund's majority position in stocks. The broad diversification in the stock portfolio provided participation in the relatively strong returns of smaller domestic stocks; however, the Fund's allocations would have been more productive if they had more strongly emphasized small-cap stocks. Furthermore, the allocation to high-income bonds helped to produce relatively strong returns in the fixed-income portfolio.

By virtue of strong performance and large allocations, the Fund's investments in larger domestic stocks contributed most strongly to the Fund's return in fiscal year 2003. Individually, First American Equity Index Fund, First American Large Cap Growth Opportunities Fund, and First American Large Cap Value Fund all contributed strongly to the Fund's return. A sizable allocation to foreign stocks via the First American International Fund (in excess of 10% of the Fund's assets on average throughout the fiscal year) produced a strong contribution as well. Elsewhere in the stock portfolio, First American Mid Cap Growth Opportunities Fund contributed strongly to the Fund's return.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                    SINCE INCEPTION(5)
                                                                                 ------------------------
                                                         1 YEAR       5 YEARS       10/1/96       9/24/01
Class A NAV                                               19.06%           --            --          3.11%

Class A POP                                               12.54%           --            --          0.26%

Class B NAV                                               18.18%           --            --          2.38%

Class B POP                                               13.18%           --            --          0.44%

Class C NAV                                               18.24%           --            --          2.38%

Class C POP                                               16.14%           --            --          1.86%

Class S                                                   18.83%         2.78%         4.15%           --

Class Y                                                   19.38%           --            --          3.30%

S&P 500 Composite Index(3)                                24.40%         1.00%         7.03%        -0.55%

Lehman U.S. Government/Credit Bond Index(4)                6.51%         6.69%         7.96%         7.85%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

                                                         CLASS S        CLASS Y
                                                        ------------------------
First American Strategy Growth Allocation Fund          $ 13,289

First American Strategy Growth Allocation Fund                          $ 10,677

S&P 500 Composite Index(3)                              $ 16,052        $ 10,264

Lehman U.S. Government/Credit Bond Index(4)             $ 17,035        $ 11,721

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001) and Class Y shares. Performance for Class A, Class B, and Class C is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

STRATEGY GROWTH & INCOME ALLOCATION FUND

Investment Objective: SEEKS BOTH CAPITAL GROWTH AND CURRENT INCOME

First American Strategy Growth & Income Allocation Fund Class Y shares returned 16.44% for the fiscal year (Class A shares returned 16.12% at net asset value for the same period). By comparison, the Fund's benchmarks experienced varied performance. The S&P 500 Composite Index* returned 24.40%, while the Lehman U.S. Government/Credit Bond Index* returned 6.51%.

Among market factors impacting performance in fiscal year 2003, the most important was the return of rally conditions in the stock market during the second half of the year. This coincided with the start of the war in Iraq, perhaps as investors acted on expectations of a brief conflict. Since then, the rally has been sustained by more convincing signs of global economic recovery and expectations of improved corporate earnings. Prior to the second half, stocks had followed a strong start to the calendar year with several months of falling prices as concerns about the breadth, strength, and sustainability of the economic recovery were very pronounced. These concerns had helped to push bond yields to a low level during the second half of fiscal year 2002, where they stayed until midway through fiscal year 2003, resulting in positive returns for investment-grade bonds. Volatility in the bond market returned in the second half of fiscal year 2003 as consumer confidence in the equity market rose.

The bond portion of the portfolio buoyed the Fund's performance as stocks were falling early in the fiscal year. In the latter half of the year, performance was boosted by the Fund's majority position in stocks. The broad diversification in the stock portfolio provided participation in the relatively strong returns of smaller domestic stocks; however, the Fund's allocations would have been more productive if they had more strongly emphasized small-cap stocks. Furthermore, the allocation to high-income bonds helped to produce relatively strong returns in the fixed-income portfolio.

By virtue of strong performance and large allocations, the Fund's investments in larger domestic stocks contributed most strongly to the Fund's return. Individually, First American Equity Index Fund, First American Large Cap Growth Opportunities Fund, and First American Large Cap Value Fund all contributed strongly to the Fund's return. Within the fixed-income portfolio, First American Core Bond Fund, with a moderate return and a large allocation (approximately one-third of assets on average), and First American High Income Bond Fund, with a higher return and a relatively small allocation (about 5.2% of the Fund's assets on average throughout the year), both made significant contributions to the Fund's return.

The Fund's investment strategy provides flexibility for the balance of the Fund to be invested in broad categories of equity and fixed-income investments. Fiscal year 2003 would have been a good year to have held larger-than-normal investments in equities, relative to fixed income. On average throughout the year the Fund did not do so, thereby reducing performance.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                    SINCE INCEPTION(5)
                                                                                 ------------------------
                                                         1 YEAR       5 YEARS       10/1/96       9/24/01
Class A NAV                                               16.12%           --            --          3.41%

Class A POP                                                9.69%           --            --          0.56%

Class B NAV                                               15.25%           --            --          2.73%

Class B POP                                               10.25%           --            --          0.80%

Class C NAV                                               15.35%           --            --          2.69%

Class C POP                                               13.16%           --            --          2.17%

Class S                                                   16.20%         3.02%         4.57%           --

Class Y                                                   16.44%           --            --          3.65%

S&P 500 Composite Index(3)                                24.40%         1.00%         7.03%        -0.55%

Lehman U.S. Government/Credit Bond Index(4)                6.51%         6.69%         7.96%         7.85%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

                                                             CLASS S      CLASS Y
                                                            ----------------------
First American Strategy Growth and Income Allocation Fund    $ 13,672

First American Strategy Growth and Income Allocation Fund                 $ 10,749

S&P 500 Composite Index(3)                                   $ 16,052     $ 10,264

Lehman U.S. Government/Credit Bond Index(4)                  $ 17,035     $ 11,721

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001) and Class Y shares. Performance for Class A, Class B, and Class C is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

STRATEGY INCOME ALLOCATION FUND

Investment Objective: SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH LIMITED RISK TO CAPITAL

First American Strategy Income Allocation Fund Class Y shares returned 12.58% for the fiscal year (Class A shares returned 12.31% at net asset value for the same period). By comparison, the Fund's benchmarks experienced varied performance. The S&P 500 Composite Index* returned 24.40%, while the Lehman U.S. Government/Credit Bond Index* returned 6.51%.

Among market factors impacting performance in fiscal year 2003, the most important was the return of rally conditions in the stock market during the second half of the year. This coincided with the start of the war in Iraq, perhaps as investors acted on expectations of a brief conflict. Since then, the rally has been sustained by more convincing signs of global economic recovery and expectations of improved corporate earnings. Prior to the second half, stocks had followed a strong start to the calendar year with several months of falling prices as concerns about the breadth, strength, and sustainability of the economic recovery were very pronounced. These concerns had helped to push bond yields to a low level during the second half of fiscal year 2002, where they stayed until midway through fiscal year 2003, resulting in positive returns for investment-grade bonds. Volatility in the bond market returned in the second half of fiscal year 2003 as consumer confidence in the equity market rose.

The bond portion of the portfolio buoyed the Fund's performance as stocks were falling early in the fiscal year. In the latter half of the year, performance was boosted by the Fund's majority position in stocks. The diverse approach to fixed income, including an allocation to high-income bonds helped to produce relatively strong returns in the fixed-income portfolio.

The stock portfolio provided a significant contribution to the Fund's return, despite constituting only one-third of total assets on average. Within the stock portfolio, First American Equity Index Fund, by virtue of strong performance and a large allocation of the Fund's assets, produced the highest individual contribution to return. First American Equity Income Fund achieved a similarly high return but played a somewhat smaller role in the Fund's portfolio holdings. Within the fixed-income portfolio, First American Core Bond Fund (and its predecessor, First American Fixed Income Fund) contributed strongly to the Fund's return by virtue of a very large allocation (more than half the Fund's assets on average throughout the year).

Throughout the year, the Fund's fixed-income portfolio was diversified to include exposure to high-yield bonds through investments in First American High Income Bond Fund. Since the performance of high-yield investments was strong relative to the core bond securities in the First American Core Bond Fund, the Fund would have benefited from a larger allocation to the First American High Income Bond Fund during the period.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                    SINCE INCEPTION(5)
                                                                                 ------------------------
                                                         1 YEAR       5 YEARS       10/1/96       9/24/01
Class A NAV                                               12.31%           --            --          5.27%

Class A POP                                                6.14%           --            --          2.37%

Class B NAV                                               11.46%           --            --          4.46%

Class B POP                                                6.46%           --            --          2.54%

Class C NAV                                               11.55%           --            --          4.54%

Class C POP                                                9.39%           --            --          4.03%

Class S                                                   12.31%         3.73%         5.65%           --

Class Y                                                   12.58%           --            --          5.53%

S&P 500 Composite Index(3)                                24.40%         1.00%         7.03%        -0.55%

Lehman U.S. Government/Credit Bond Index(4)                6.51%         6.69%         7.96%         7.85%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

                                                         CLASS S        CLASS Y
                                                        ------------------------
First American Strategy Income Allocation Fund           $ 14,892

First American Strategy Income Allocation Fund                          $ 11,146

S&P 500 Composite Index(3)                               $ 16,052       $ 10,264

Lehman U.S. Government/Credit Bond Index(4)              $ 17,035       $ 11,721

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001) and Class Y shares. Performance for Class A, Class B, and Class C is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

                 (This page has been left blank intentionally.)

REPORT OF INDEPENDENT Auditors

     To the Shareholders and Board of Directors
     First American Strategy Funds, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments of First American Strategy Funds, Inc. (comprised of the Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation and Strategy Income Allocation Funds) (the "Funds") as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of each of the respective funds constituting First American Strategy Funds, Inc. at September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

     Minneapolis, Minnesota
     October 31, 2003

SCHEDULE OF Investments September 30, 2003

STRATEGY AGGRESSIVE ALLOCATION FUND

DESCRIPTION                                                 SHARES      VALUE (000)
-----------------------------------------------------------------------------------
EQUITY FUNDS - 95.2%
First American Investment Funds, Inc. (a)
   Equity Index Fund                                       589,803    $      11,023
   International Fund*                                   2,323,652           21,145
   Large Cap Growth Opportunities Fund                     591,939           13,840
   Large Cap Value Fund                                  1,025,471           15,392
   Mid Cap Growth Opportunities Fund*                      264,397            9,196
   Mid Cap Index Fund                                       75,580              784
   Mid Cap Value Fund                                      484,744            7,930
   Real Estate Securities Fund                              92,384            1,484
   Small Cap Index Fund                                     65,519              754
   Small Cap Select Fund*                                  218,041            3,266
   Small Cap Value Fund                                    182,720            2,639
                                                                      -------------
TOTAL EQUITY FUNDS (Cost $103,038)                                           87,453
                                                                      -------------
FIXED INCOME FUNDS - 6.2%
First American Investment Funds, Inc. (a)
   Core Bond Fund                                          400,179            4,626
   High Income Bond Fund                                   114,749            1,048
                                                                      -------------
TOTAL FIXED INCOME FUNDS (Cost $5,576)                                        5,674
                                                                      -------------
MONEY MARKET FUND - 1.4%
First American Funds, Inc. (b)
   Prime Obligations Fund                                1,319,963            1,320
                                                                      -------------
TOTAL MONEY MARKET FUND (Cost $1,320)                                         1,320
                                                                      -------------
TOTAL INVESTMENTS - 102.8%

   (Cost $109,934)                                                           94,447
                                                                      -------------
OTHER ASSETS AND LIABILITIES, NET - (2.8)%                                   (2,532)
                                                                      -------------
TOTAL NET ASSETS - 100.0%                                             $      91,915
                                                                      -------------

* Non-income producing security
(a) Investments in these Funds are made in the Y Share Class.
(b) Investments in this Fund are made in the Z Share Class.

STRATEGY GROWTH ALLOCATION FUND

DESCRIPTION                                                 SHARES      VALUE (000)
-----------------------------------------------------------------------------------
EQUITY FUNDS - 78.6%
First American Investment Funds, Inc. (a)
   Equity Index Fund                                       846,777    $      15,826
   International Fund*                                   1,544,672           14,057
   Large Cap Growth Opportunities Fund                     866,218           20,252
   Large Cap Value Fund                                  1,256,402           18,859
   Mid Cap Growth Opportunities Fund*                      261,051            9,079
   Mid Cap Index Fund                                       70,046              726
   Mid Cap Value Fund                                      523,976            8,572
   Real Estate Securities Fund                              81,039            1,302
   Small Cap Index Fund                                     62,344              718
   Small Cap Select Fund*                                  250,563            3,753
   Small Cap Value Fund                                    223,274            3,224
                                                                      -------------
TOTAL EQUITY FUNDS (Cost $116,613)                                           96,368
                                                                      -------------
FIXED INCOME FUNDS - 20.9%
First American Investment Funds, Inc. (a)
   Core Bond Fund                                        1,971,042           22,785
   High Income Bond Fund                                   307,954            2,812
                                                                      -------------
TOTAL FIXED INCOME FUNDS (Cost $24,943)                                      25,597
                                                                      -------------
MONEY MARKET FUND - 1.1%
First American Funds, Inc. (b)
   Prime Obligations Fund                                1,374,672            1,375
                                                                      -------------
TOTAL MONEY MARKET FUND (Cost $1,375)                                         1,375
                                                                      -------------
TOTAL INVESTMENTS - 100.6%
   (Cost $142,931)                                                          123,340
                                                                      -------------
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                                     (784)
                                                                      -------------
TOTAL NET ASSETS - 100.0%                                             $     122,556
                                                                      -------------

* Non-income producing security
(a) Investments in these Funds are made in the Y Share Class.
(b) Investments in this Fund are made in the Z Share Class.

The accompanying notes are an integral part of the financial statements.

STRATEGY GROWTH & INCOME ALLOCATION FUND

DESCRIPTION                                                 SHARES      VALUE (000)
-----------------------------------------------------------------------------------
EQUITY FUNDS - 61.7%
First American Investment Funds, Inc. (a)
   Equity Index Fund                                     1,976,750    $      36,946
   International Fund*                                   1,627,540           14,811
   Large Cap Growth Opportunities Fund                   1,469,170           34,349
   Large Cap Value Fund                                  2,304,848           34,596
   Mid Cap Growth Opportunities Fund*                      313,489           10,903
   Mid Cap Index Fund                                      244,563            2,536
   Mid Cap Value Fund                                      659,619           10,791
   Real Estate Securities Fund                             163,698            2,629
   Small Cap Index Fund                                    194,373            2,237
   Small Cap Select Fund*                                  194,476            2,913
   Small Cap Value Fund                                    220,226            3,180
                                                                      -------------
TOTAL EQUITY FUNDS (Cost $185,051)                                          155,891
                                                                      -------------
FIXED INCOME FUNDS - 38.1%
First American Investment Funds, Inc. (a)
   Core Bond Fund                                        7,593,703           87,783
   High Income Bond Fund                                   930,737            8,498
                                                                      -------------
TOTAL FIXED INCOME FUNDS (Cost $93,477)                                      96,281
                                                                      -------------
MONEY MARKET FUND - 0.8%
First American Funds, Inc. (b)
   Prime Obligations Fund                                2,146,187            2,146
                                                                      -------------
TOTAL MONEY MARKET FUND (Cost $2,146)                                         2,146
                                                                      -------------
TOTAL INVESTMENTS - 100.6%
   (Cost $280,674)                                                          254,318
                                                                      -------------
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                                   (1,606)
                                                                      -------------
TOTAL NET ASSETS - 100.0%                                             $     252,712
                                                                      -------------

* Non-income producing security
(a) Investments in these Funds are made in the Y Share Class.
(b) Investments in this Fund are made in the Z Share Class.

STRATEGY INCOME ALLOCATION FUND

DESCRIPTION                                                 SHARES      VALUE (000)
-----------------------------------------------------------------------------------
EQUITY FUNDS - 34.2%
First American Investment Funds, Inc. (a)
   Equity Income Fund                                      562,272    $       6,539
   Equity Index Fund                                       535,300           10,005
   Large Cap Growth Opportunities Fund                      40,950              957
   Large Cap Value Fund                                     60,797              913
   Real Estate Securities Fund                             117,510            1,887
                                                                      -------------
TOTAL EQUITY FUNDS (Cost $20,450)                                            20,301
                                                                      -------------
FIXED INCOME FUNDS - 66.0%
First American Investment Funds, Inc. (a)
   Core Bond Fund                                        3,117,739           36,041
   High Income Bond Fund                                   342,342            3,126
                                                                      -------------
TOTAL FIXED INCOME FUNDS (Cost $37,559)                                      39,167
                                                                      -------------
MONEY MARKET FUND - 1.1%
First American Funds, Inc. (b)
   Prime Obligations Fund                                  657,904              658
                                                                      -------------
TOTAL MONEY MARKET FUND (Cost $658)                                             658
                                                                      -------------
TOTAL INVESTMENTS - 101.3%
   (Cost $58,667)                                                            60,126
                                                                      -------------
OTHER ASSETS AND LIABILITIES, NET - (1.3)%                                     (751)
                                                                      -------------
TOTAL NET ASSETS - 100.0%                                             $      59,375
                                                                      -------------

(a) Investments in these Funds are made in the Y Share Class.
(b) Investments in this Fund are made in the Z Share Class.

STATEMENTS OF Assets and Liabilities September 30, 2003, in thousands, except per share data

                                                                 STRATEGY           STRATEGY           STRATEGY           STRATEGY
                                                               AGGRESSIVE             GROWTH    GROWTH & INCOME             INCOME
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Affiliated investments in securities, at value*           $        94,447    $       123,340    $       254,318    $        60,126
Dividends and interest receivable                                       1                  1                  1                 --
Capital shares sold                                                    53                105                 46                 23
Receivable from Advisor                                                17                 24                 60                 15
Prepaid expenses and other assets                                      10                 11                 12                  9
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       94,528            123,481            254,437             60,173
==================================================================================================================================
LIABILITIES:
Capital shares redeemed                                             2,571                868              1,612                771
Payable for co-administration and custodian fees                       28                 37                 76                 18
Payable for distribution and shareholder servicing fees                14                 20                 37                  9
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   2,613                925              1,725                798
==================================================================================================================================
NET ASSETS                                                $        91,915    $       122,556    $       252,712    $        59,375
==================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                         $       141,361    $       160,052    $       302,995    $        62,957
Undistributed net investment income                                     2                  3                  6                 23
Accumulated net realized loss on investments                      (33,961)           (17,908)           (23,933)            (5,064)
Net unrealized appreciation (depreciation) of
 investments                                                      (15,487)           (19,591)           (26,356)             1,459
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $        91,915    $       122,556    $       252,712    $        59,375
==================================================================================================================================
*Investments in securities, at cost                       $       109,934    $       142,931    $       280,674    $        58,667

CLASS A:
Net assets                                                $        59,895    $        74,969    $       153,238    $        32,254
Shares issued and outstanding ($0.01 par value
 -- 10 billion authorized)                                          7,056              8,602             17,552              3,133
Net asset value and redemption price per share            $          8.49    $          8.72    $          8.73    $         10.29
Maximum offering price per share (a)                      $          8.98    $          9.23    $          9.24    $         10.89

CLASS B:
Net assets                                                $           651    $           767    $         1,114    $           857
Shares issued and outstanding ($0.01 par value
 -- 10 billion authorized)                                             77                 88                128                 83
Net asset value, offering price, and redemption price
 per share (b)                                            $          8.45    $          8.69    $          8.70    $         10.26

CLASS C:
Net assets                                                $           798    $         3,206    $         3,306    $         1,558
Shares issued and outstanding ($0.01 par value
 -- 10 billion authorized)                                             94                368                380                152
Net asset value and redemption price per share (b)        $          8.45    $          8.71    $          8.70    $         10.28
Maximum offering price per share (c)                      $          8.54    $          8.80    $          8.79    $         10.38

CLASS S:
Net assets                                                $           990    $         2,525    $         4,760    $         1,028
Shares issued and outstanding ($0.01 par value
 -- 20 billion authorized)                                            117                291                547                100
Net asset value, offering price, and redemption price
 per share                                                $          8.47    $          8.69    $          8.70    $         10.29

CLASS Y:
Net assets                                                $        29,581    $        41,089    $        90,294    $        23,678
Shares issued and outstanding ($0.01 par value
 -- 10 billion authorized)                                          3,488              4,719             10,365              2,301
Net asset value, offering price, and redemption price
 per share                                                $          8.48    $          8.71    $          8.71    $         10.29

  (a) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
  (b) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see note 3 in Notes to Financial Statements.
  (c) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF Operations For the fiscal year ended September 30, 2003, in thousands

                                                                 STRATEGY           STRATEGY           STRATEGY           STRATEGY
                                                               AGGRESSIVE             GROWTH    GROWTH & INCOME             INCOME
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Income distributions received from underlying funds       $           912    $         1,996    $         5,501    $         2,120
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               912              1,996              5,501              2,120
==================================================================================================================================

EXPENSES:
Investment advisory fees                                              228                292                572                142
Co-administration fees and expenses (including per
 account transfer agency fees)                                        331                420                812                209
Custodian fees                                                          9                 12                 23                  6
Directors' fees                                                         1                  2                  3                  1
Registration fees                                                      25                 24                 17                 26
Printing                                                                6                  8                 14                  4
Professional fees                                                       3                  4                  8                  2
Other                                                                   4                  5                  7                  3
Distribution and shareholder servicing fees - Class A                 148                189                366                 86
Distribution and shareholder servicing fees - Class B                   4                  4                  7                  6
Distribution and shareholder servicing fees - Class C                   6                 27                 29                 10
Shareholder servicing fees - Class S                                    3                  5                  7                  2
----------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                        768                992              1,865                497
==================================================================================================================================

Less: Fee waiver                                                     (470)              (590)            (1,112)              (307)
----------------------------------------------------------------------------------------------------------------------------------

TOTAL NET EXPENSES                                                    298                402                753                190
==================================================================================================================================

INVESTMENT INCOME - NET                                               614              1,594              4,748              1,930
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS - NET:
Capital gain distributions received from underlying
 funds                                                                 --                 13                 --                 46
Net realized loss on investments                                   (7,787)           (10,478)           (11,958)            (1,281)
Net change in unrealized appreciation
 or depreciation of investments                                    24,724             28,766             40,444              5,724
----------------------------------------------------------------------------------------------------------------------------------

NET GAIN ON INVESTMENTS                                            16,937             18,301             28,486              4,489
==================================================================================================================================

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $        17,551    $        19,895    $        33,234    $         6,419
==================================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF Changes IN Net Assets in thousands

                                                                                     STRATEGY                            STRATEGY
                                                                                   AGGRESSIVE                              GROWTH
                                                                              ALLOCATION FUND                     ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                    10/1/02           10/1/01           10/1/02           10/1/01
                                                                         TO                TO                TO                TO
                                                                    9/30/03           9/30/02           9/30/03           9/30/02
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                      $          614    $          738    $        1,594    $        1,984
Capital gain distributions received from underlying funds                --               358                13               326
Net realized loss on investments                                     (7,787)          (17,544)          (10,478)           (5,047)
Net change in unrealized appreciation or depreciation of
  investments                                                        24,724            (2,498)           28,766           (13,880)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                         17,551           (18,946)           19,895           (16,617)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                             (352)             (630)             (988)           (1,802)
   Class B                                                               (1)               --                (2)               (1)
   Class C                                                               (1)               (1)              (16)              (14)
   Class S                                                               (6)               (3)              (27)               (5)
   Class Y                                                             (252)             (149)             (558)             (298)
Net realized gain on investments:
   Class A                                                               --            (2,393)               --            (4,547)
   Class B                                                               --                (3)               --                --
   Class C                                                               --                (1)               --                (4)
Return of Capital:
   Class A                                                               --               (10)               --                (9)
   Class C                                                               --                --                --                --
   Class S                                                               --                --                --                --
   Class Y                                                               --                (4)               --                (3)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (612)           (3,194)           (1,591)           (6,683)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                               15,872            18,566            15,595            37,416
   Reinvestment of distributions                                        350             3,027               984             6,348
   Payments for redemptions                                         (25,338)          (36,635)          (29,638)          (65,528)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions          (9,116)          (15,042)          (13,059)          (21,764)
---------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                  604               218               523               219
   Reinvestment of distributions                                          1                 3                 3                 1
   Payments for redemptions                                            (279)               (6)              (23)               (4)
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                        326               215               503               216
---------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                  552               570             1,274             2,546
   Reinvestment of distributions                                          1                 1                16                18
   Payments for redemptions                                            (145)             (304)             (593)              (87)
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                        408               267               697             2,477
---------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                  668                82             2,008               727
   Reinvestment of distributions                                          6                 3                26                 5
   Payments for redemptions                                            (632)             (111)             (429)               (2)
   Shares issued in connection with the acquisition of
     the Strategy Global Growth Allocation Fund net assets               --             1,042                --                --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                         42             1,016             1,605               730
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                               16,857            16,897            16,889            33,436
   Reinvestment of distributions                                        213               123               559               301
   Payments for redemptions                                         (13,779)          (17,534)           (6,401)           (3,412)
   Shares issued in connection with the acquisition of
     the Strategy Global Growth Allocation Fund net assets               --            30,393                --                --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                      3,291            29,879            11,047            30,325
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                       (5,049)           16,335               793            11,984
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              11,890            (5,805)           19,097           (11,316)
NET ASSETS AT BEGINNING OF PERIOD                                    80,025            85,830           103,459           114,775
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                  $       91,915    $       80,025    $      122,556    $      103,459
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD         $            2    $           --    $            3    $           --
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                                     STRATEGY                            STRATEGY
                                                                              GROWTH & INCOME                              INCOME
                                                                              ALLOCATION FUND                     ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                    10/1/02           10/1/01           10/1/02           10/1/01
                                                                         TO                TO                TO                TO
                                                                    9/30/03           9/30/02           9/30/03           9/30/02
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                      $        4,748    $        4,951    $        1,930    $        1,932
Capital gain distributions received from underlying funds                --               389                46                 2
Net realized loss on investments                                    (11,958)           (4,295)           (1,281)             (763)
Net change in unrealized appreciation or depreciation of
  investments                                                        40,444           (20,879)            5,724            (2,418)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                         33,234           (19,834)            6,419            (1,247)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                           (2,944)           (4,443)           (1,133)           (1,810)
   Class B                                                               (9)               (3)              (15)               (6)
   Class C                                                              (36)              (32)              (25)              (11)
   Class S                                                              (57)               (7)              (29)               (7)
   Class Y                                                           (1,696)             (817)             (717)             (214)
Net realized gain on investments:
   Class A                                                               --            (6,863)               --                --
   Class B                                                               --                --                --                --
   Class C                                                               --                (1)               --                --
Return of Capital:
   Class A                                                               --               (20)               (6)              (25)
   Class C                                                               --                (1)               --                (1)
   Class S                                                               --                --                --                (1)
   Class Y                                                               --                (6)               (5)               (5)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (4,742)          (12,193)           (1,930)           (2,080)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                               42,880            35,854            12,049            13,584
   Reinvestment of distributions                                      2,933            11,289             1,098             1,784
   Payments for redemptions                                         (42,608)          (92,589)          (18,432)          (25,098)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions           3,205           (45,446)           (5,285)           (9,730)
---------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                  799               334               773               341
   Reinvestment of distributions                                          8                 2                10                 3
   Payments for redemptions                                             (70)               (5)             (285)               (3)
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                        737               331               498               341
---------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                1,181             3,111             1,105               610
   Reinvestment of distributions                                         36                34                21                10
   Payments for redemptions                                            (651)             (319)             (191)              (28)
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                        566             2,826               935               592
---------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                3,539             1,144               410               774
   Reinvestment of distributions                                         57                 7                29                 8
   Payments for redemptions                                            (291)              (83)             (194)              (40)
   Shares issued in connection with the acquisition of
     the Strategy Global Growth Allocation Fund net assets               --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                      3,305             1,068               245               742
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                               49,639            51,295            17,631             9,270
   Reinvestment of distributions                                      1,693               823               706               215
   Payments for redemptions                                          (9,692)           (4,699)           (3,978)             (982)
   Shares issued in connection with the acquisition of
     the Strategy Global Growth Allocation Fund net assets               --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                     41,640            47,419            14,359             8,503
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                       49,453             6,198            10,752               448
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              77,945           (25,829)           15,241            (2,879)
NET ASSETS AT BEGINNING OF PERIOD                                   174,767           200,596            44,134            47,013
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                  $      252,712    $      174,767    $       59,375    $       44,134
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD         $            6    $           --    $           23    $           14
=================================================================================================================================

(1) See note 5 in Notes to Financial Statements for additional information.

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                    REALIZED AND
                         NET ASSET                    UNREALIZED      DIVIDENDS   DISTRIBUTIONS      NET ASSET
                             VALUE            NET          GAINS       FROM NET            FROM          VALUE
                         BEGINNING     INVESTMENT    (LOSSES) ON     INVESTMENT    NET REALIZED         END OF
                         OF PERIOD         INCOME    INVESTMENTS         INCOME           GAINS         PERIOD
--------------------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE
 ALLOCATION FUND
Class A (1)
  2003                $       7.01   $       0.05   $       1.48   $      (0.05)   $         --   $       8.49
  2002                        8.59           0.07          (1.34)         (0.07)          (0.24)          7.01
  2001 (2)                    8.32             --           0.27             --              --           8.59
Class B (1)
  2003                $       7.00   $      (0.01)  $       1.47   $      (0.01)   $         --   $       8.45
  2002                        8.59             --          (1.34)         (0.01)          (0.24)          7.00
  2001 (2)                    8.32             --           0.27             --              --           8.59
Class C (1)
  2003                $       7.01   $      (0.01)  $       1.46   $      (0.01)   $         --   $       8.45
  2002                        8.59             --          (1.33)         (0.01)          (0.24)          7.01
  2001 (2)                    8.32             --           0.27             --              --           8.59
Class S
  2003 (1)            $       7.00   $       0.05   $       1.47   $      (0.05)   $         --   $       8.47
  2002 (1)                    8.59           0.06          (1.34)         (0.07)          (0.24)          7.00
  2001 (2) (3)               13.93           0.10          (3.16)         (0.09)          (2.19)          8.59
  2000                       12.36           0.14           2.62          (0.14)          (1.05)         13.93
  1999                       11.11           0.14           2.05          (0.14)          (0.80)         12.36
Class Y (1)
  2003                $       7.01   $       0.06   $       1.47   $      (0.06)   $         --   $       8.48
  2002                        8.59           0.08          (1.32)         (0.10)          (0.24)          7.01
  2001 (2)                    8.32             --           0.27             --              --           8.59

STRATEGY GROWTH
 ALLOCATION
Class A (1)
  2003                $       7.42   $       0.11   $       1.30   $      (0.11)   $         --   $       8.72
  2002                        9.01           0.14          (1.22)         (0.15)          (0.36)          7.42
  2001 (1)                    8.77             --           0.24             --              --           9.01
Class B (1)
  2003                $       7.40   $       0.05   $       1.29   $      (0.05)   $         --   $       8.69
  2002                        9.01           0.07          (1.21)         (0.11)          (0.36)          7.40
  2001 (2)                    8.77             --           0.24             --              --           9.01
Class C (1)
  2003                $       7.41   $       0.05   $       1.30   $      (0.05)   $         --   $       8.71
  2002                        9.00           0.07          (1.21)         (0.09)          (0.36)          7.41
  2001 (2)                    8.77             --           0.23             --              --           9.00
Class S
  2003 (1)            $       7.41   $       0.11   $       1.28   $      (0.11)   $         --   $       8.69
  2002 (1)                    9.01           0.14          (1.23)         (0.15)          (0.36)          7.41
  2001 (2) (3)               13.21           0.20          (2.54)         (0.18)          (1.68)          9.01
  2000                       11.85           0.25           2.00          (0.25)          (0.64)         13.21
  1999                       11.05           0.25           1.49          (0.25)          (0.69)         11.85
Class Y (1)
  2003                $       7.41   $       0.12   $       1.30   $      (0.12)   $         --   $       8.71
  2002                        9.00           0.15          (1.21)         (0.17)          (0.36)          7.41
  2001 (2)                    8.77             --           0.23             --              --           9.00

The accompanying notes are an integral part of the financial statements.

                                                                                         RATIO OF        RATIO OF NET
                                                                     RATIO OF NET     EXPENSES TO          INVESTMENT
                                                         RATIO OF      INVESTMENT         AVERAGE       INCOME (LOSS)
                                      NET ASSETS      EXPENSES TO   INCOME (LOSS)      NET ASSETS      TO AVERAGE NET    PORTFOLIO
                            TOTAL         END OF          AVERAGE      TO AVERAGE      (EXCLUDING   ASSETS (EXCLUDING     TURNOVER
                       RETURN (4)   PERIOD (000)   NET ASSETS (5)      NET ASSETS    WAIVERS) (5)            WAIVERS)         RATE
----------------------------------------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE
 ALLOCATION FUND
Class A (2)
  2003                      21.83%  $     59,895             0.40%           0.60%           0.92%               0.08%          20%
  2002                     (15.58)        57,711             0.40            0.73            0.95                0.18           18
  2001 (3)                   3.25         85,656             0.57           (0.56)           0.84               (0.83)          27
Class B (2)
  2003                      20.91%  $        651             1.15%          (0.15)%          1.66%              (0.66)%         20%
  2002                     (16.22)           251             1.15           (0.04)           1.70               (0.59)          18
  2001 (3)                   3.25            100               --              --              --                  --           27
Class C (2)
  2003                      20.74%  $        798             1.15%          (0.15)%          1.66%              (0.66)%         20%
  2002                     (16.11)           282             1.15            0.02)           1.70               (0.59)          18
  2001 (3)                   3.25             71             0.39           (0.39)           0.52               (0.52)          27
Class S
  2003 (2)                  21.73%  $        990             0.40%           0.61%           0.92%               0.09%          20%
  2002 (2)                 (15.65)           772             0.40            0.76            0.95                0.21           18
  2001 (1) (2)             (25.77)            --             0.40            0.93            0.82                0.51           27
  2000                      23.38         88,837             0.34            1.00            0.75                0.59           43
  1999                      20.54         67,013             0.28            1.20            0.86                0.62           39
Class Y (2)
  2003                      21.99%  $     29,581             0.15%           0.86%           0.67%               0.34%          20%
  2002                     (15.36)        21,009             0.15            0.97            0.70                0.42           18
  2001 (3)                   3.25              2               --              --              --                  --           27

STRATEGY GROWTH
 ALLOCATION
Class A (2)
  2003                      19.06%  $     74,969             0.40%          1.30%            0.90%              0.80%           23%
  2002                     (13.04)        75,893             0.40           1.56             0.88               1.08            22
  2001 (3)                   2.74        114,716             0.64          (0.60)            0.92              (0.88)           26
Class B (2)
  2003                      18.18%  $        767             1.15%          0.49%            1.64%              0.00%           23%
  2002                     (13.65)           182             1.15           0.85             1.63               0.37            22
  2001 (3)                   2.74             --               --             --               --                 --            26
Class C (2)
  2003                      18.24%  $      3,206             1.15%          0.55%            1.65%              0.05%           23%
  2002                     (13.59)         2,100             1.15           0.84             1.63               0.36            22
  2001 (3)                   2.62             45             0.33          (0.33)            0.55              (0.55)           26
Class S
  2003 (2)                  18.83%  $      2,525             0.40%          1.33%            0.90%              0.83%           23%
  2002 (2)                 (13.10)           643             0.40           1.67             0.88               1.19            22
  2001 (1) (2)             (20.22)            --             0.40           1.87             0.81               1.46            26
  2000                      19.66        109,004             0.34           1.93             0.74               1.53            42
  1999                      16.31         88,213             0.28           2.05             0.85               1.48            34
Class Y (2)
  2003                      19.38%  $     41,089             0.15%          1.56%            0.65%              1.06%           23%
  2002                     (12.84)        24,641             0.15           1.73             0.63               1.25            22
  2001 (3)                   2.62             14               --             --               --                 --            26

(1) Net investment income per share was based on average shares outstanding throughout the period.
(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) On September 24, 2001, existing shareholders of the Fund were designated as Class A shareholders.
(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(5) Expense ratios do not include expenses of the underlying funds.

                                                              REALIZED AND
                             NET ASSET                          UNREALIZED         DIVIDENDS      DISTRIBUTIONS     DISTRIBUTIONS
                                 VALUE               NET             GAINS          FROM NET               FROM              FROM
                             BEGINNING        INVESTMENT       (LOSSES) ON        INVESTMENT       NET REALIZED         RETURN OF
                             OF PERIOD            INCOME       INVESTMENTS            INCOME              GAINS           CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH &
 INCOME
 ALLOCATION FUND
Class A (1)
  2003                 $          7.67   $          0.16   $          1.06   $         (0.16)   $            --   $            --
  2002                            9.02              0.21             (1.03)            (0.22)             (0.31)               --
  2001 (2)                        8.82                --              0.20                --                 --                --
Class B (1)
  2003                 $          7.65   $          0.11   $          1.05   $         (0.11)   $            --   $            --
  2002                            9.02              0.14             (1.00)            (0.20)             (0.31)               --
  2001 (2)                        8.82                --              0.20                --                 --                --
Class C (1)
  2003                 $          7.64   $          0.11   $          1.06   $         (0.11)   $            --   $            --
  2002                            9.02              0.14             (1.02)            (0.19)             (0.31)               --
  2001 (2)                        8.82                --              0.20                --                 --                --
Class S
  2003 (1)             $          7.64   $          0.17   $          1.06   $         (0.17)   $            --   $            --
  2002 (1)                        9.02              0.21             (1.03)            (0.25)             (0.31)               --
  2001 (2) (3)                   12.02              0.29             (1.84)            (0.26)             (1.19)               --
  2000                           11.51              0.33              1.31             (0.34)             (0.79)               --
  1999                           11.08              0.32              1.05             (0.32)             (0.62)               --
Class Y (1)
  2003                 $          7.65   $          0.18   $          1.06   $         (0.18)   $            --   $            --
  2002                            9.02              0.22             (1.02)            (0.26)             (0.31)               --
  2001 (2)                        8.82                --              0.20                --                 --                --

STRATEGY INCOME
  ALLOCATION FUND
Class A (1)
  2003                 $          9.47   $          0.33   $          0.82   $         (0.33)   $            --   $            --
  2002                           10.20              0.41             (0.69)            (0.44)                --             (0.01)
  2001 (2)                       10.02                --              0.18                --                 --                --
Class B (1)
  2003                 $          9.45   $          0.26   $          0.81   $         (0.26)   $            --   $            --
  2002                           10.19              0.35             (0.71)            (0.37)                --             (0.01)
  2001 (2)                       10.02                --              0.17                --                 --                --
Class C (1)
  2003                 $          9.46   $          0.26   $          0.82   $         (0.26)   $            --   $            --
  2002                           10.19              0.33             (0.68)            (0.37)                --             (0.01)
  2001 (2)                       10.02                --              0.17                --                 --                --
Class S
  2003 (1)             $          9.47   $          0.33   $          0.82   $         (0.33)   $            --   $            --
  2002 (1)                       10.19              0.41             (0.69)            (0.43)                --             (0.01)
  2001 (2) (3)                   10.48              0.49             (0.33)            (0.45)                --                --
  2000                           10.48              0.50              0.22             (0.49)             (0.23)               --
  1999                           11.23              0.53             (0.40)            (0.53)             (0.35)               --
Class Y (1)
  2003                 $          9.47   $          0.35   $          0.82   $         (0.35)   $            --   $            --
  2002                           10.19              0.44             (0.70)            (0.45)                --             (0.01)
  2001 (2)                       10.02                --              0.17                --                 --                --

The accompanying notes are an integral part of the financial statements.

                                                                                                                       RATIO OF
                                                                                                RATIO OF NET        EXPENSES TO
                            NET ASSET                                             RATIO OF        INVESTMENT            AVERAGE
                                VALUE                          NET ASSETS      EXPENSES TO     INCOME (LOSS)         NET ASSETS
                               END OF            TOTAL             END OF          AVERAGE        TO AVERAGE         (EXCLUDING
                               PERIOD       RETURN (4)       PERIOD (000)   NET ASSETS (5)        NET ASSETS       WAIVERS) (5)
-------------------------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH &
 INCOME
 ALLOCATION FUND
Class A (2)
  2003                 $         8.73            16.12%    $      153,238             0.40%             2.01%              0.89%
  2002                           7.67            (9.91)           131,338             0.40              2.36               0.83
  2001 (3)                       9.02             2.27            200,596             0.56             (0.52)              0.78
Class B (2)
  2003                 $         8.70            15.25%    $        1,114             1.15%             1.20%              1.63%
  2002                           7.65           (10.43)               287             1.15              1.64               1.58
  2001 (3)                       9.02             2.27                 --               --                --                 --
Class C (2)
  2003                 $         8.70            15.35%    $        3,306             1.15%             1.24%              1.63%
  2002                           7.64           (10.57)             2,395             1.15              1.63               1.58
  2001 (3)                       9.02             2.27                 --               --                --                 --
Class S
  2003 (2)             $         8.70            16.20%    $        4,760             0.40%             1.92%              0.88%
  2002 (2)                       7.64           (10.00)             1,007             0.40              2.62               0.83
  2001 (1) (2)                   9.02           (14.40)                --             0.40              2.79               0.79
  2000                          12.02            14.88            233,427             0.34              2.83               0.70
  1999                          11.51            12.81            209,229             0.28              2.83               0.79
Class Y (2)
  2003                 $         8.71            16.44%    $       90,294             0.15%             2.24%              0.63%
  2002                           7.65            (9.73)            39,740             0.15              2.58               0.58
  2001 (3)                       9.02             2.27                 --               --                --                 --

STRATEGY INCOME
  ALLOCATION FUND
Class A (2)
  2003                 $        10.29            12.31%    $       32,254             0.40%             3.31%              0.94%
  2002                           9.47            (2.98)            34,725             0.40              4.08               1.04
  2001 (3)                      10.20             1.80             47,012             0.55             (0.43)              0.87
Class B (2)
  2003                 $        10.26            11.46%    $          857             1.15%             2.50%              1.68%
  2002                           9.45            (3.66)               312             1.15              3.44               1.79
  2001 (3)                      10.19             1.70                 --               --                --                 --
Class C (2)
  2003                 $        10.28            11.55%    $        1,558             1.15%             2.51%              1.68%
  2002                           9.46            (3.58)               555             1.15              3.24               1.79
  2001 (3)                      10.19             1.70                 --               --                --                 --
Class S
  2003 (2)             $        10.29            12.31%    $        1,028             0.40%             3.31%              0.94%
  2002 (2)                       9.47            (2.84)               714             0.40              4.26               1.04
  2001 (1) (2)                  10.19             1.54                 --             0.40              4.71               0.92
  2000                          10.48             7.18             54,138             0.33              4.81               0.77
  1999                          10.48             1.13             83,302             0.28              4.83               0.83
Class Y (2)
  2003                 $        10.29            12.58%    $       23,678             0.15%             3.60%              0.69%
  2002                           9.47            (2.65)             7,828             0.15              4.38               0.79
  2001 (3)                      10.19             1.70                 --               --                --                 --

                            RATIO OF NET
                              INVESTMENT
                           INCOME (LOSS)
                          TO AVERAGE NET          PORTFOLIO
                       ASSETS (EXCLUDING           TURNOVER
                                WAIVERS)               RATE
-----------------------------------------------------------
STRATEGY GROWTH &
 INCOME
 ALLOCATION FUND
Class A (2)
  2003                              1.52%                19%
  2002                              1.93                 20
  2001 (3)                         (0.74)                32
Class B (2)
  2003                              0.72%                19%
  2002                              1.21                 20
  2001 (3)                            --                 32
Class C (2)
  2003                              0.76%                19%
  2002                              1.20                 20
  2001 (3)                            --                 32
Class S
  2003 (2)                          1.44%                19%
  2002 (2)                          2.19                 20
  2001 (1) (2)                      2.40                 32
  2000                              2.47                 46
  1999                              2.32                 41
Class Y (2)
  2003                              1.76%                19%
  2002                              2.15                 20
  2001 (3)                            --                 32

STRATEGY INCOME
  ALLOCATION FUND
Class A (2)
  2003                              2.77%                20%
  2002                              3.44                 23
  2001 (3)                         (0.75)                30
Class B (2)
  2003                              1.97%                20%
  2002                              2.80                 23
  2001 (3)                            --                 30
Class C (2)
  2003                              1.98%                20%
  2002                              2.60                 23
  2001 (3)                            --                 30
Class S
  2003 (2)                          2.77%                20%
  2002 (2)                          3.62                 23
  2001 (1) (2)                      4.19                 30
  2000                              4.37                 69
  1999                              4.28                 21
Class Y (2)
  2003                              3.06%                20%
  2002                              3.74                 23
  2001 (3)                            --                 30

(1) Net investment income per share was based on average shares outstanding throughout the period.
(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) On September 24, 2001, existing shareholders of the Fund were designated as Class A shareholders.
(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(5) Expense ratios do not include expenses of the underlying funds.

NOTES TO Financial STATEMENTS September 30, 2003,

1 >  Organization

     The Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. ("FAIF") in a "Fund of Funds" structure. FASF's articles of incorporation permit the board of directors to create additional funds and classes in the future.

     FASF offers Class A, Class B, Class C, Class S and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front end sales charge and may be subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. The Funds' prospectuses provide descriptions of the investment objectives, policies and services, and strategies for each Fund and each underlying fund.

2 >  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

     FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

     On the Statement of Assets and Liabilities the following adjustments were made (000):

                                                 ACCUMULATED    UNDISTRIBUTED     ADDITIONAL
                                                NET REALIZED   NET INVESTMENT        PAID IN
     FUND                                        GAIN (LOSS)           INCOME        CAPITAL
     ---------------------------------------------------------------------------------------
     Strategy Income Allocation                 $          2   $            9    $      (11)

     The characterization of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The distributions paid during the fiscal years ended September 30, 2003 and 2002, were characterized as follows (000):

                                                                       2003
                                                  ORDINARY    LONG TERM       RETURN
     FUND                                           INCOME         GAIN   OF CAPITAL        TOTAL
     --------------------------------------------------------------------------------------------
     Strategy Aggressive Allocation             $      612    $       --  $       --   $      612
     Strategy Growth Allocation                      1,591            --          --        1,591
     Strategy Growth &
      Income Allocation                              4,742            --          --        4,742
     Strategy Income Allocation                      1,919            --          11        1,930

                                                                       2002
                                                  ORDINARY    LONG TERM       RETURN
     FUND                                           INCOME         GAIN   OF CAPITAL        TOTAL
     --------------------------------------------------------------------------------------------
     Strategy Aggressive Allocation             $      840    $    2,340  $       14   $    3,194
     Strategy Growth Allocation                      2,364         4,307          12        6,683
     Strategy Growth &
      Income Allocation                              5,338         6,828          27       12,193
     Strategy Income Allocation                      2,048            --          32        2,080

     As of September 30, 2003, the components of accumulated deficit on a tax basis were (000):

                                                  STRATEGY      STRATEGY
                                                AGGRESSIVE        GROWTH
                                                ALLOCATION    ALLOCATION
     -------------------------------------------------------------------
     Undistributed ordinary income              $       --    $        1
     Accumulated capital and
      post-October losses                          (30,610)       (9,882)
     Unrealized depreciation                       (18,836)      (27,615)
                                                ----------    ----------
     Total accumulated deficit                  $  (49,446)   $  (37,496)
                                                ----------    ----------
                                                  STRATEGY      STRATEGY
                                           GROWTH & INCOME        INCOME
                                                ALLOCATION    ALLOCATION
     -------------------------------------------------------------------
     Undistributed ordinary income              $        2    $       --
     Accumulated capital and
      post-October losses                          (12,315)       (2,431)
     Unrealized depreciation                       (37,970)       (1,151)
                                                ----------    ----------
     Total accumulated deficit                  $  (50,283)   $   (3,582)
                                                ----------    ----------

     The differences between book and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

     As of September 30, 2003, the following Funds had capital loss carryforwards (000):

     FUND                                           AMOUNT   EXPIRATION DATE
     -----------------------------------------------------------------------
     Strategy Aggressive Allocation             $   23,627         2008-2011
     Strategy Growth Allocation                      2,214         2010-2011
     Strategy Growth & Income Allocation             1,491         2010-2011
     Strategy Income Allocation                      1,639         2008-2011

     In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryforwards for Strategy Aggressive Allocation is limited to $1,574,876 per tax year for a portion of Strategy Aggressive Allocation's capital loss carryover.

     Each Fund incurred a loss for tax purposes for the period from November 1, 2002 to September 30, 2003. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2004. The Funds had the following deferred losses (000):

     FUND                                           AMOUNT
     -----------------------------------------------------
     Strategy Aggressive Allocation             $    6,984
     Strategy Growth Allocation                      7,668
     Strategy Growth & Income Allocation            10,824
     Strategy Income Allocation                        793

     SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating Funds. The Funds did not have any interfund lending transactions during the fiscal year ended September 30, 2003.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM") manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a fee based upon average daily net assets. The fee for the Funds is equal to an annual rate of 0.25% of the average daily net assets of each Fund. USBAM voluntarily waived fees during the fiscal year ended September 30, 2003 so that total Fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and

     USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. The Funds, along with all other open-end mutual funds in the First American Family of Funds, pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of the funds that comprise FASF. Each Fund also pays additional per account fees for transfer agent services. USBAM has voluntarily waived fees during the current fiscal period so that total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     For the fiscal year ended September 30, 2003, administration fees paid to USBAM and USBFS for the Funds included in this annual report were as follows (000):

     FUND                                           AMOUNT
     -----------------------------------------------------
     Strategy Aggressive Allocation             $      318
     Strategy Growth Allocation                        408
     Strategy Growth & Income Allocation               798
     Strategy Income Allocation                        198

     CUSTODIAN FEES - U.S. Bank serves as the Fund's custodian pursuant to a custodian agreement with FASF. The fee for each fund is equal to an accrual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC, ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the Funds. Under the respective distribution plan each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares and 1.00% of the Class B shares and 1.00% of the Class C shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities, and shareholder servicing activities. FASF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Funds' Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under these agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the fiscal year ended September 30, 2003 (000):

     FUND                                           AMOUNT
     -----------------------------------------------------
     Strategy Aggressive Allocation             $      155
     Strategy Growth Allocation                        214
     Strategy Growth & Income Allocation               323
     Strategy Income Allocation                         95

     SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                               CONTINGENT DEFERRED SALES CHARGE
                                      AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE               AMOUNT SUBJECT TO CHARGE
     ----------------------------------------------------------
           First                               5.00%
           Second                              5.00%
           Third                               4.00%
           Fourth                              3.00%
           Fifth                               2.00%
           Sixth                               1.00%
           Seventh                               --
           Eighth                                --

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the fiscal year ended September 30, 2003, total sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows (000):

     FUND                                           AMOUNT
     -----------------------------------------------------
     Strategy Aggressive Allocation             $       64
     Strategy Growth Allocation                         97
     Strategy Growth & Income Allocation               623
     Strategy Income Allocation                        102

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying funds' expenses.

     For the fiscal year ended September 30, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

4 >  Investment Security Transactions

     During the fiscal year ended September 30, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

     FUND                                        PURCHASES        SALES
     ------------------------------------------------------------------
     Strategy Aggressive Allocation             $   17,631   $   20,764
     Strategy Growth Allocation                     26,964       26,028
     Strategy Growth & Income Allocation            91,927       41,810
     Strategy Income Allocation                     22,536       11,131

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2003 are as follows (000):

                                                 AGGREGATE     AGGREGATE                     FEDERAL
                                                     GROSS         GROSS                      INCOME
     FUND                                     APPRECIATION  DEPRECIATION           NET      TAX COST
     -----------------------------------------------------------------------------------------------
     Strategy Aggressive Allocation             $    3,264    $  (22,099)   $  (18,835)   $  113,282
     Strategy Growth Allocation                      4,558       (32,173)      (27,615)      150,955
     Strategy Growth & Income
      Allocation                                    11,815       (49,786)      (37,971)      292,289
     Strategy Income Allocation                      3,321        (4,471)       (1,150)       61,276

5 >  Capital Share Transactions

     FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                                         STRATEGY AGGRESSIVE             STRATEGY GROWTH
                                                                             ALLOCATION FUND             ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------
                                                                       10/1/02       10/1/01       10/1/02       10/1/01
                                                                            TO            TO            TO            TO
                                                                       9/30/03       9/30/02       9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                                          2,069         2,135         1,945         4,096
  Shares issued in lieu of cash distributions                               46           336           123           690
  Shares redeemed                                                       (3,292)       (4,210)       (3,693)       (7,292)
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                              (1,177)       (1,739)       (1,625)       (2,506)
========================================================================================================================
Class B:
  Shares issued                                                             80            25            66            25
  Shares redeemed                                                          (39)           (1)           (3)           --
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                                  41            24            63            25
========================================================================================================================
Class C:
  Shares issued                                                             73            65           157           287
  Shares issued in lieu of cash distributions                               --            --             2             2
  Shares redeemed                                                          (19)          (33)          (74)          (11)
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                                  54            32            85           278
========================================================================================================================
Class S:
  Shares issued                                                             89            10           255            86
  Shares issued in lieu of cash distributions                                1            --             3             1
  Shares redeemed                                                          (83)          (14)          (54)           --
  Shares issued in connection with acquistion of the
   Strategy Global Growth Allocation Fund net assets                        --           114            --            --
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                                   7           110           204            87
========================================================================================================================
Class Y:
  Shares issued                                                          2,243         1,906         2,136         3,688
  Shares issued in lieu of cash distributions                               28            15            69            36
  Shares redeemed                                                       (1,781)       (2,254)         (810)         (401)
  Shares issued in connection with acquistion of the
   Strategy Global Growth Allocation Fund net assets                        --         3,331            --            --
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                                 490         2,998         1,395         3,323
========================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                                 (585)        1,425           122         1,207
========================================================================================================================

                                                                    STRATEGY GROWTH & INCOME             STRATEGY INCOME
                                                                             ALLOCATION FUND             ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------
                                                                       10/1/02       10/1/01       10/1/02       10/1/01
                                                                            TO            TO            TO            TO
                                                                       9/30/03       9/30/02       9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                                          5,269         3,962         1,224         1,338
  Shares issued in lieu of cash distributions                              358         1,240           111           176
  Shares redeemed                                                       (5,202)      (10,311)       (1,869)       (2,458)
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                                 425        (5,109)         (534)         (944)
========================================================================================================================
Class B:
  Shares issued                                                             98            38            77            33
  Shares issued in lieu of cash distributions                                1            --             1            --
  Shares redeemed                                                           (9)           --           (28)           --
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                                  90            38            50            33
========================================================================================================================
Class C:
  Shares issued                                                            143           348           110            60
  Shares issued in lieu of cash distributions                                4             4             2             1
  Shares redeemed                                                          (80)          (39)          (19)           (3)
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                                  67           313            93            58
========================================================================================================================
Class S:
  Shares issued                                                            443           141            42            79
  Shares issued in lieu of cash distributions                                7             1             3             1
  Shares redeemed                                                          (35)          (10)          (20)           (4)
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                                 415           132            25            76
========================================================================================================================
Class Y:
  Shares issued                                                          6,153         5,655         1,803           903
  Shares issued in lieu of cash distributions                              206            95            71            22
  Shares redeemed                                                       (1,187)         (557)         (400)          (98)
------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                               5,172         5,193         1,474           827
========================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                                6,169           567         1,108            50
========================================================================================================================

6 >  Fund Mergers

     On May 14, 2002, shareholders of the Strategy Global Growth Allocation Fund approved the Agreement and Plan of Reorganization recommended by the board of directors, providing for the merger of the Strategy Global Growth Allocation Fund into the Strategy Aggressive Allocation Fund at the close of business May 17, 2002. Under the Agreement and Plan of Reorganization, Class S and Class Y shares of the Strategy Global Growth Allocation Fund were exchanged for Class S and Class Y shares, respectively, of the Strategy Aggressive Growth Allocation Fund on a tax free basis. The following table illustrates the specifics of the merger (000):

                                                  ACQUIRED    SHARES ISSUED TO
                                                FUND'S NET     SHAREHOLDERS OF    ACQUIRING FUND          COMBINED       TAX STATUS
ACQUIRED FUND         ACQUIRING FUND                ASSETS       ACQUIRED FUND        NET ASSETS        NET ASSETS      OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------------------
First American        First American
  Strategy Global       Strategy
  Growth Allocation     Aggressive
  Fund                  Allocation Fund (1)   $     31,435(2)                   $         95,702   $       127,137      Non-taxable
  Class S               Class S                                            114
  Class Y               Class Y                                          3,331

(1) Accounting survivor.
(2) Includes capital loss carryover of $6,178, unrealized depreciation of $4,674, and distributions in excess of net investment income of $114.

     TAX NOTICE - THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAW. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, THAT MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2004 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

     Dear First American Fund Shareholders:

     For the fiscal year ended September 30, 2003, each Fund has designated long-term capital gain dividends, dividends qualifying for corporate received deduction and qualified dividend income with regard to distributions paid during the year as follows:


                                                            LONG TERM        ORDINARY                     CORPORATE
                                                        CAPITAL GAINS          INCOME           TOTAL     DIVIDENDS       QUALIFIED
                                                        DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS      RECEIVED        DIVIDEND
               FUND                                    (TAX BASIS)(A)   (TAX BASIS)(B)    (TAX BASIS)  DEDUCTION(C)    INCOME(C)(D)
               --------------------------------------------------------------------------------------------------------------------
               Strategy Aggressive Allocation               -%               100%            100%            85%             69%
               Strategy Growth Allocation                   -                100             100             43              34
               Strategy Growth & Income Allocation          -                100             100             26              21
               Strategy Income Allocation                   -                100             100             14              11

               (A) and (B) are based on a percentage of the Fund's total distributions.

               (C) is based on a percentage of ordinary income distributions of the Fund.

               (D) For the fiscal year ended September 30, 2003 certain dividends paid by the funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate up to the maximum amount of $421,337; $544,493; $972,224; and
               $212,469 for the Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds, respectively. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV. As of September 30, 2003, the calendar year to date percentages were as follows: Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation and Strategy Income Allocation were 86%, 41%, 25% and 14%, respectively.

     HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
     (1) without charge upon request by calling 800.677.FUND;(2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

Directors and Officers of the Funds

Independent Directors

                                                                                                                  OTHER
                         POSITION(S)  TERM OF OFFICE                                        NUMBER OF PORTFOLIOS  DIRECTORSHIPS
NAME, ADDRESS, AND       HELD         AND LENGTH OF              PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX       HELD BY
YEAR OF BIRTH            WITH FUND    TIME SERVED                DURING PAST 5 YEARS        OVERSEEN BY DIRECTOR  DIRECTOR +
------------------------------------------------------------------------------------------------------------------------------------
Benjamin R. Field III,   Director     Term expiring earlier of   Senior Financial Advisor,  First American Funds  None
800 Nicollet Mall,                    death, resignation,        Bemis Company, Inc. since  Complex: twelve
Minneapolis,MN                        removal, disqualification, 2002; Senior Vice          registered investment
55402 (1939)                          or successor duly elected  President, Chief Financial companies, including
                                      and qualified. Director of Officer and Treasurer,     sixty one portfolios
                                      FASF, since September 2003 Bemis, through 2002

Mickey P. Foret,         Director     Term expiring earlier of   Consultant to Northwest    First American Funds  ADC Telecommuni-
800 Nicollet Mall,                    death, resignation,        Airlines, Inc. since       Complex: twelve       cations, Inc.,
Minneapolis, MN                       removal, disqualification, 2002; Executive Vice       registered investment URS Corporation,
55402 (1946)                          or successor duly elected  President and Chief        companies, including  Champion
                                      and qualified. Director of Financial Officer,         sixty one portfolios  Airlines, Inc.
                                      FASF since September 2003  Northwest Airlines,
                                                                 through 2002

Roger A. Gibson,         Director     Term expiring earlier of   Vice President, Cargo -    First American Funds  None
800 Nicollet Mall,                    death, resignation,        United Airlines, since     Complex: twelve
Minneapolis, MN                       removal, disqualification, July 2001; Vice            registered investment
55402 (1946)                          or successor duly elected  President, North           companies, including
                                      and qualified. Director of America-Mountain Region,   sixty one portfolios
                                      FASF since October 1997    United Airlines, prior
                                                                 to July 2001

Victoria J. Herget,      Director     Term expiring earlier of   Investment consultant      First American Funds  None
800 Nicollet Mall,                    death, resignation,        and non-profit board       Complex: twelve
Minneapolis, MN                       removal, disqualification, member since 2001;         registered investment
55402 (1952)                          or successor duly elected  Managing Director of       companies, including
                                      and qualified. Director of Zurich Scudder             sixty one portfolios
                                      FASF since September 2003  Investments through 2001

Leonard W. Kedrowski,    Director     Term expiring earlier of   Owner, Executive and       First American Funds  None
800 Nicollet Mall,                    death, resignation,        Management Consulting,     Complex: twelve
Minneapolis, MN                       removal, disqualification, Inc., a management         registered investment
55402 (1941)                          or successor duly elected  consulting firm; former    companies, including
                                      and qualified. Director    Chief Executive Officer,   sixty one portfolios
                                      of FASF since June 1996    Creative Promotions
                                                                 International, LLC, a
                                                                 promotional award
                                                                 programs and products
                                                                 company, through October
                                                                 2003; Board member, GC
                                                                 McGuiggan Corporation
                                                                 (DBA Smyth Companies), a
                                                                 label printer; Advisory
                                                                 Board member, Designer
                                                                 Doors, manufacturer of
                                                                 designer doors, through
                                                                 2002; acted as CEO of
                                                                 Graphics Unlimited
                                                                 Director through 1998

Richard K. Riederer,     Director     Term expiring earlier of   Retired; Director,         First American Funds  None
800 Nicollet Mall,                    death, resignation,        President and Chief        Complex: twelve
Minneapolis, MN                       removal, disqualification, Executive Officer,         registered investment
55402 (1944)                          or successor duly elected  Weirton Steel through      companies, including
                                      and qualified. Director    2001                       sixty one portfolios
                                      of FASF since August 2001

                                                                                                                  OTHER
                         POSITION(S)  TERM OF OFFICE                                        NUMBER OF PORTFOLIOS  DIRECTORSHIPS
NAME, ADDRESS, AND       HELD         AND LENGTH OF              PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX       HELD BY
YEAR OF BIRTH            WITH FUND    TIME SERVED                DURING PAST 5 YEARS        OVERSEEN BY DIRECTOR  DIRECTOR +
------------------------------------------------------------------------------------------------------------------------------------
Joseph D. Strauss,       Director     Term expiring earlier of   Owner and President,       First American Funds  None
800 Nicollet Mall,                    death, resignation,        Excensus TM LLC, a         Complex: twelve
Minneapolis, MN                       removal, disqualification, consulting firm, since     registered investment
55402 (1940)                          or successor duly elected  2001; Owner and            companies, including
                                      and qualified. Director of President, Strauss         sixty one portfolios
                                      FASF since June 1996       Management Company, a
                                                                 Minnesota holding
                                                                 company for various
                                                                 organizational management
                                                                 business ventures; Owner,
                                                                 Chairman and Chief
                                                                 Executive Officer,
                                                                 Community Resource
                                                                 Partnerships, Inc., a
                                                                 strategic planning,
                                                                 operations management,
                                                                 government relations,
                                                                 transportation planning
                                                                 and public relations
                                                                 organization; attorney at
                                                                 law

Virginia L. Stringer,    Chair;       Chair Term three years.    Owner and President,       First American Funds  None
800 Nicollet Mall,       Director     Directors Term expiring    Strategic Management       Complex: twelve
Minneapolis, MN                       earlier of death,          Resources, Inc., a         registered investment
55402 (1944)                          resignation, removal,      management consulting      companies, including
                                      disqualification, or       firm; Executive            sixty one portfolios
                                      successor duly elected     Consultant for State
                                      and qualified. Chair of    Farm Insurance Company
                                      FASF's Board since
                                      September 1997; Director
                                      of FASF since June 1996

James M. Wade,           Director     Term expiring earlier of   Owner and President, Jim   First American Funds  None
800 Nicollet Mall,                    death, resignation,        Wade Homes, a              Complex: twelve
Minneapolis, MN                       removal,                   homebuilding company,      registered investment
55402 (1943)                          disqualification, or       since 1999                 companies, including
                                      successor duly elected                                sixty one portfolios
                                      and qualified. Director
                                      of FASF since August 2001

+ Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

Officers

                          POSITION(S)        TERM OF OFFICE
NAME, ADDRESS, AND        HELD               AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
YEAR OF BIRTH             WITH FUND          TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr.,  President          Re-elected by the       Chief Executive Officer of U.S. Bancorp Asset Management, Inc.
U.S. Bancorp Asset                           Board annually;         since May 2001; Chief Executive Officer of First American
Management, Inc.,                            President of FASF       Asset Management from December 2000 through May 2001 and of
800 Nicollet Mall,                           since February 2001     Firstar Investment & Research Management Company from February
Minneapolis, MN                                                      2001 through May 2001; Senior Managing Director and Head of
55402 (1962)*                                                        Equity Research of U.S. Bancorp Piper Jaffray from October
                                                                     1998 through December 2000; prior to October 1998, Senior
                                                                     Airline Equity Analyst and a Director in the Equity
                                                                     Research Department, Credit Suisse First Boston

Mark S. Jordahl,          Vice President-    Re-elected by the       Chief Investment Officer of U.S. Bancorp Asset Management,
U.S. Bancorp Asset        Investments        Board annually; Vice    Inc.  since September 2001; President and Chief Investment
Management, Inc.                             President -             Officer, ING Investment Management - Americas, September 2000
800 Nicollet Mall,                           Investments of FASF     to June 2001; Senior Vice President and Chief Investment
Minneapolis, MN                              since September 2001    Officer, ReliaStar Financial Corp., January 1998 to September
55402 (1960)*                                                        2000

Jeffery M. Wilson,        Vice President-    Re-elected by the       Senior Vice President of U.S. Bancorp Asset Management since
U.S. Bancorp Asset        Administration     Board annually; Vice    May 2001; prior thereto, Senior Vice President of First
Management, Inc.                             President -             American Asset Management
800 Nicollet Mall,                           Administration of
Minneapolis, MN                              FASF since March 2000
55402 (1956)*

Robert H. Nelson,         Treasurer          Re-elected by the       Senior Vice President of U.S. Bancorp Asset Management since
U.S. Bancorp Asset                           Board annually;         May 2001; prior thereto, Senior Vice President of First
Management, Inc.                             Treasurer of FASF       American Asset Management since 1998 and of Firstar Investment
800 Nicollet Mall,                           since March 2000        & Research Management Company since February 2001; Senior Vice
Minneapolis, MN                                                      President of Piper Capital Management Inc. through 1998
55402 (1963)*

James D. Alt,             Secretary          Re-elected by the       Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm
50 South Sixth Street,                       Board annually;
Suite 1500,                                  Assistant Secretary
Minneapolis, MN                              of FASF from
55402 (1951)                                 September 1998
                                             through June
                                             2002.Secretary of
                                             FASF since June 2002

Michael J. Radmer,        Assistant          Re-elected by the       Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm
50 South Sixth Street,    Secretary          Board annually;
Suite 1500,                                  Assistant Secretary
Minneapolis, MN                              of FASF since March
55402 (1945)                                 2000; Secretary of
                                             FASF from September
                                             1999 through March
                                             2000

Kathleen L. Prudhomme,    Assistant          Re-elected by the       Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm
50 South Sixth Street,    Secretary          Board annually;
Suite 1500,                                  Assistant Secretary
Minneapolis, MN                              of FASF since
55402 (1953)                                 September 1998

James R. Arnold,          Assistant          Re-elected by the       Vice President, U.S. Bancorp Fund Services, LLC since March
615 E. Michigan Street,   Secretary          Board annually;         2002; Senior Administration Services Manager, UMB Fund
Milwaukee, WI                                Assistant Secretary     Services, Inc. through March 2002
53202 (1957)*                                of FASF since June
                                             2003

Richard J. Ertel,         Assistant          Re-elected by the       Disclosure Counsel, U.S. Bancorp Asset Management, Inc. since
U.S. Bancorp Asset        Secretary          Board annually;         May 2003; Associate Counsel, Hartford Life and Accident
Management, Inc.                             Assistant Secretary     Insurance Company from April 2001 through May 2003; Attorney
800 Nicollet Mall,                           of FASF since June      and Law Clerk, Fortis Financial Group, through March 2001
Minneapolis, MN                              2003
55402 (1967)*

Douglas G. Hess,          Assistant          Re-elected by the       Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street,   Secretary          Board annually;         since November 2002; prior thereto, Assistant
Milwaukee, WI                                Assistant Secretary     Vice President, Fund Compliance Administrator,
3202 (1967)*                                 of FASF since           U.S. Bancorp Fund Services, LLC
                                             September 2001

* Messrs. Schreier, Jordahl, Wilson, Nelson and Ertel are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and co-administrator for FASF.Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as co-administrator for FASF.

Board of Directors First American Strategy Funds, Inc.

Virginia Stringer
Chairperson of First American Strategy Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of First American Strategy Funds, Inc.
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

Mickey Foret
Director of First American Strategy Funds, Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson
Director of First American Strategy Funds, Inc.
Vice President, Cargo-United Airlines

Victoria Herget
Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of First American Strategy Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Strategy Funds, Inc.
Former Chairman of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade
Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

FIRST AMERICAN STRATEGY FUNDS' BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS., LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each Fund's portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended September 30, 2003. The portfolio managers' views are subject to change at any time based upon market or other conditions.

Please refer to the prospectus, which contains more complete information on First American Funds, including risks, fees, and expenses. Please read it carefully before investing or sending money. This report must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0211-03  11/2003  AR ASSETY

                                                                   Bulk Rate
                                                                 U.S. Postage
                                                                     PAID
                                                                   Mpls. MN
                                                               Portail No. 26388

                                                                USPS Mailer 881
                                                                 Approved Poly

ITEM 2--CODE OF ETHICS

RESPONSE: The registrant has adopted a code of ethics (designated as the "Code of Ethical Conduct") that applies to its principal executive officer and principal financial officer. The registrant undertakes to furnish a copy of such Code of Ethical Conduct to any person upon request, without charge, by calling 1-800-677-3863.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT

RESPONSE: The registrant's Board of Directors has determined that Leonard Kedrowski, Benjamin Field, and Mickey Foret, members of the registrant's Audit Committee, are each an "audit committee financial expert" and are "independent," as these terms are defined in this Item. This designation will not increase the designees' duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board of Directors.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES

RESPONSE: Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable to the registrant.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

RESPONSE: Not applicable to the registrant.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Code of Ethical Conduct

RESPONSE: Attached hereto.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By  /s/ Thomas S. Schreier, Jr.
    ---------------------------
    Thomas S. Schreier, Jr.
    President

Date: December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas S. Schreier, Jr.
    ---------------------------
    Thomas S. Schreier, Jr.
    President

Date: December 8, 2003

By  /s/ Jonathan P. Lillemoen
    ------------------------------
    Jonathan P. Lillemoen
    Director, USBAM Fund Treasury

Date: December 8, 2003